INVESTMENTS IN EQUITY INVESTEES	6 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN EQUITY INVESTEES
NOTE 5 -     INVESTMENTS IN EQUITY INVESTEES
In May 2019
, the Company entered into an agreement to dispose all of its 22.02% interests in Beijing IPE Biotechnology Co., Ltd., for cash consideration of $9,087
, of which $4,629
was received in cash in May 2019
and $4,458
was received in cash in September 2019
. The transaction was completed in September 2019
with a gain of $5,763
recognized in “Gains on disposal of an investment in an equity investee
” in the consolidated statements of comprehensive income for the six months ended June 30, 2019
.